UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP CORE FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited)	March 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 2.6%
17,700	American Axle & Manufacturing Holdings Inc.	$362,850
12,800	Cooper Tire & Rubber Co.	191,616
11,000	Lear Corp. *	285,010
7,400	Tenneco Inc. *	206,756

	Total Auto Components	1,046,232

Diversified Consumer Services - 1.4%
24,590	INVESTools Inc. *	270,244
9,943	Sotheby’s Holdings Inc.	287,452

	Total Diversified Consumer Services	557,696

Hotels, Restaurants & Leisure - 2.2%
7,600	Bally Technologies Inc. *	260,984
5,500	CBRL Group Inc.	196,735
11,100	WMS Industries Inc. *	399,267

	Total Hotels, Restaurants & Leisure	856,986

Household Durables - 0.9%
9,213	Tupperware Brands Corp.	356,359

Internet & Catalog Retail - 2.0%
8,478	FTD Group Inc.	113,775
5,698	Priceline.com Inc. *	688,660

	Total Internet & Catalog Retail	802,435

Leisure Equipment & Products - 0.5%
7,300	JAKKS Pacific Inc. *	201,261

Media - 0.6%
21,200	Valassis Communications Inc. *	230,020

Multiline Retail - 1.1%
18,650	Big Lots Inc. *	415,895

Specialty Retail - 2.9%
12,310	Aaron Rents Inc.	265,158
15,055	Aeropostale Inc. *	408,141
7,566	Gymboree Corp. *	301,732
10,541	Rent-A-Center Inc. *	193,427

	Total Specialty Retail	1,168,458

Textiles, Apparel & Luxury Goods - 1.6%
1,900	Deckers Outdoor Corp. *	204,858
9,500	Maidenform Brands Inc. *	154,565
8,334	Perry Ellis International Inc. *	181,931
3,924	Wolverine World Wide Inc.	113,835

	Total Textiles, Apparel & Luxury Goods	655,189

	TOTAL CONSUMER DISCRETIONARY	6,290,531

CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 2.1%
13,300	Ruddick Corp.	490,238
16,400	Spartan Stores Inc.	341,940

	Total Food & Staples Retailing	832,178

Food Products - 1.5%
7,900	Chiquita Brands International Inc. *	182,569
11,400	Fresh Del Monte Produce Inc. *	414,960

	Total Food Products	597,529

Personal Products - 0.5%
2,800	Chattem Inc. *	185,752

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Tobacco - 1.3%
6,000	Universal Corp.	$393,180
8,085	Vector Group Ltd.	142,215

	Total Tobacco	535,395

	TOTAL CONSUMER STAPLES	2,150,854

ENERGY - 6.8%
Energy Equipment & Services - 3.5%
1,300	Atwood Oceanics Inc. *	119,236
5,200	Bristow Group Inc. *	279,084
3,600	Dawson Geophysical Co. *	243,000
5,350	GulfMark Offshore Inc. *	292,752
6,800	Oil States International Inc. *	304,708
5,600	Willbros Group Inc. *	171,360

	Total Energy Equipment & Services	1,410,140

Oil, Gas & Consumable Fuels - 3.3%
6,000	Bois d’Arc Energy Inc. *	128,940
3,000	Comstock Resources Inc. *	120,900
4,000	Massey Energy Co.	146,000
15,700	Petroquest Energy Inc. *	272,238
7,300	Rosetta Resources Inc. *	143,591
7,234	Swift Energy Co. *	325,458
2,700	Whiting Petroleum Corp. *	174,555

	Total Oil, Gas & Consumable Fuels	1,311,682

	TOTAL ENERGY	2,721,822

FINANCIALS - 14.7%
Capital Markets - 0.8%
3,200	GFI Group Inc.	183,360
7,700	optionsXpress Holdings Inc.	159,467

	Total Capital Markets	342,827

Commercial Banks - 3.0%
7,244	City Holding Co.	289,036
10,550	FirstMerit Corp.	217,963
15,200	Sterling Bancorp	236,056
6,600	SVB Financial Group *	288,024
4,600	UMB Financial Corp.	189,520

	Total Commercial Banks	1,220,599

Consumer Finance - 2.4%
7,600	Advanta Corp., Class B	53,428
11,653	Cash America International Inc.	424,169
15,200	Dollar Financial Corp. *	349,600
3,691	World Acceptance Corp. *	117,558

	Total Consumer Finance	944,755

Diversified Financial Services - 0.4%
5,800	Interactive Brokers Group Inc., Class A *	148,886

Insurance - 3.3%
10,670	Aspen Insurance Holdings Ltd.	281,475
4,363	Delphi Financial Group, Class A Shares	127,531
5,800	National Financial Partners Corp.	130,326
12,700	Platinum Underwriters Holdings Ltd.	412,242
4,210	Reinsurance Group Of America	229,192
4,240	Seabright Insurance Holdings Inc. *	62,455
977	Transatlantic Holdings Inc.	64,824

	Total Insurance	1,308,045

Real Estate Investment Trusts (REITs) - 4.8%
13,900	Anworth Mortgage Asset Corp.	85,207

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 4.8% (continued)
10,300	DiamondRock Hospitality Co.	$130,501
4,300	Entertainment Properties Trust	212,119
20,989	Hersha Hospitality Trust	189,531
6,459	Jones Lang LaSalle Inc.	499,539
14,212	National Retail Properties Inc.	313,374
9,700	Nationwide Health Properties Inc.	327,375
7,689	Ramco-Gershenson Properties Trust	162,315

	Total Real Estate Investment Trusts (REITs)	1,919,961

	TOTAL FINANCIALS	5,885,073

HEALTH CARE - 14.6%
Biotechnology - 5.1%
5,775	Cephalon Inc. *	371,910
11,851	Cubist Pharmaceuticals Inc. *	218,296
7,100	Isis Pharmaceuticals Inc. *	100,181
14,171	LifeCell Corp. *	595,607
14,050	Martek Biosciences Corp. *	429,509
8,116	OSI Pharmaceuticals Inc. *	303,457

	Total Biotechnology	2,018,960

Health Care Equipment & Supplies - 3.2%
3,992	Bio-Rad Laboratories Inc., Class A *	355,088
8,400	Cynosure Inc., Class A Shares *	178,920
6,467	Haemonetics Corp. *	385,304
13,759	STERIS Corp.	369,154

	Total Health Care Equipment & Supplies	1,288,466

Health Care Providers & Services - 3.2%
4,800	Air Methods Corp. *	232,176
9,693	Amedisys Inc. *	381,323
11,715	AMERIGROUP Corp. *	320,171
12,300	Centene Corp. *	171,462
9,510	Res-Care Inc. *	163,096

	Total Health Care Providers & Services	1,268,228

Pharmaceuticals - 3.1%
17,786	K-V Pharmaceutical Co., Class A Shares *	443,939
4,939	Perrigo Co.	186,348
26,046	Sciele Pharma Inc. *	507,897
12,386	ViroPharma Inc. *	110,731

	Total Pharmaceuticals	1,248,915

	TOTAL HEALTH CARE	5,824,569

INDUSTRIALS - 12.8%
Aerospace & Defense - 1.0%
3,500	Esterline Technologies Corp. *	176,295
6,700	Hexcel Corp. *	128,037
2,800	Stanley Inc. *	82,488

	Total Aerospace & Defense	386,820

Airlines - 1.3%
17,185	Republic Airways Holdings Inc. *	372,227
7,504	SkyWest Inc.	158,484

	Total Airlines	530,711

Commercial Services & Supplies - 5.5%
12,740	Cenveo Inc. *	133,260
4,200	Clean Harbors Inc. *	273,000
19,633	Comfort Systems USA Inc.	255,425
7,950	GeoEye Inc. *	206,621
4,483	Herman Miller Inc.	110,147
25,000	Interface Inc., Class A	351,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 5.5% (continued)
13,087	Steelcase Inc., Class A Shares	$144,742
5,300	United Stationers Inc. *	252,810
14,700	Volt Information Sciences Inc. *	249,312
4,150	Watson Wyatt Worldwide Inc., Class A Shares	235,513

	Total Commercial Services & Supplies	2,212,080

Electrical Equipment - 1.6%
11,300	AZZ Inc. *	402,054
4,400	EnerSys *	105,248
8,400	GrafTech International Ltd. *	136,164

	Total Electrical Equipment	643,466

Machinery - 3.4%
1,100	Bucyrus International Inc., Class A Shares	111,815
3,500	Chart Industries Inc. *	118,440
6,300	Columbus McKinnon Corp. *	195,174
7,005	Gardner Denver Inc. *	259,886
4,100	L.B. Foster Co., Class A *	176,546
12,885	Wabtec Corp.	485,249

	Total Machinery	1,347,110

	TOTAL INDUSTRIALS	5,120,187

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.1%
11,670	Avocent Corp. *	197,223
10,962	CommScope Inc. *	381,806
36,500	Harmonic Inc. *	277,400

	Total Communications Equipment	856,429

Computers & Peripherals - 0.6%
4,100	Novatel Wireless Inc. *	39,688
87,000	Quantum Corp. *	186,180

	Total Computers & Peripherals	225,868

Electronic Equipment & Instruments - 1.7%
5,337	Anixter International Inc. *	341,782
9,824	Nam Tai Electronics Inc.	94,310
11,290	SYNNEX Corp. *	239,574

	Total Electronic Equipment & Instruments	675,666

Internet Software & Services - 2.5%
13,050	Blue Coat Systems Inc. *	287,622
16,700	Interwoven Inc. *	178,356
23,516	United Online Inc.	248,329
16,000	Websense Inc. *	300,000

	Total Internet Software & Services	1,014,307

IT Services - 1.5%
8,400	MAXIMUS, Inc.	308,364
24,228	MPS Group Inc. *	286,375

	Total IT Services	594,739

Semiconductors & Semiconductor Equipment - 2.2%
27,396	Amkor Technology Inc. *	293,137
7,200	Monolithic Power Systems *	126,936
13,200	OmniVision Technologies Inc. *	222,024
17,351	Zoran Corp. *	237,015

	Total Semiconductors & Semiconductor Equipment	879,112

Software - 4.7%
14,900	JDA Software Group Inc. *	271,925
23,600	Magma Design Automation Inc *	225,852
17,750	Mentor Graphics Corp. *	156,733
14,200	MICROS Systems Inc. *	477,972

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Software - 4.7% (continued)
9,300	Progress Software Corp. *	$278,256
981,378	Storagenetworks Inc. (a)(b)	1
17,511	Sybase Inc. *	460,539

	Total Software	1,871,278

	TOTAL INFORMATION TECHNOLOGY	6,117,399

MATERIALS - 8.1%
Chemicals - 3.0%
4,500	CF Industries Holdings Inc.	466,290
15,521	Koppers Holdings Inc.	687,735
3,800	LSB Industries *	56,012

	Total Chemicals	1,210,037

Containers & Packaging - 2.1%
7,174	Greif Inc., Class A Shares	487,330
12,200	Rock-Tenn Co., Class A Shares	365,634

	Total Containers & Packaging	852,964

Metals & Mining - 3.0%
5,100	Compass Minerals International Inc.	300,798
8,621	Reliance Steel & Aluminum Co.	516,053
6,522	Steel Dynamics Inc.	215,487
9,500	Stillwater Mining Co. *	146,965

	Total Metals & Mining	1,179,303

	TOTAL MATERIALS	3,242,304

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.1%
22,800	Alaska Communications Systems Group Inc.	279,072
57,628	Cincinnati Bell Inc. *	245,495
21,700	Premiere Global Services Inc. *	311,178

	Total Diversified Telecommunication Services	835,745

Wireless Telecommunication Services - 0.6%
15,300	Syniverse Holdings Inc. *	254,898

	TOTAL TELECOMMUNICATION SERVICES	1,090,643

UTILITIES - 3.7%
Electric Utilities - 1.2%
10,900	El Paso Electric Co. *	232,933
9,700	Hawaiian Electric Industries, Inc.	231,539

	Total Electric Utilities	464,472

Gas Utilities - 2.0%
8,563	Energen Corp.	533,475
8,100	WGL Holdings Inc.	259,686

	Total Gas Utilities	793,161

Multi-Utilities - 0.5%
10,700	Avista Corp.	209,292

	TOTAL UTILITIES	1,466,925

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

		VALUE
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $37,918,477)	$39,910,307

FACE AMOUNT	SECURITY
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$124,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity - $124,008; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value - $126,481) (Cost - $124,000)	124,000

	TOTAL INVESTMENTS - 100.2% (Cost - $38,042,477#)	40,034,307
	Liabilities in Excess of Other Assets - (0.2)%	(82,256)

	TOTAL NET ASSETS - 100.0%	$39,952,051

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Small Cap Core Fund (the “Fund”) is a diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$40,034,307	$39,910,307	$124,000	—
Other Financial Instruments*	—	—	—	—

Total	$40,034,307	$39,910,307	$124,000	—

*	Other financial instruments include options, futures, swaps and forward contracts.

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,498,910
Gross unrealized depreciation	(4,507,080)

Net unrealized appreciation	$1,991,830

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standard Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 21, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 21, 2008